                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Fund of Funds - Domestic Portfolio
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2005

                                                   LIPPER FLEXIBLE
                                         S&P 500         PORTFOLIO
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)    FUNDS INDEX(2)
-------   -------   -------   -------   --------   ---------------
   6.24%     5.82%     5.98%     6.45%      6.88%             6.12%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

For the six-month period ending March 31, 2005, U.S. equity markets posted broadly positive returns. Strong gross domestic product growth and generally positive economic data over the full six months confirmed a sustained economic expansion. The Federal Open Market Committee (the "Fed") continued to raise rates at a "measured pace," elevating nominal real rates into positive territory for the first time since 2002. By the end of the period, the federal funds rate stood at 2.75 percent.

Contributions to full-period positive returns were largely due to a powerful market rally during the first half of the period, the fourth quarter 2004. During this period, investors' spirits were buoyed by a decline in oil prices, and by the swift and decisive outcome of the U.S. presidential election.

Markets faltered in the first quarter of 2005, however, amid concerns of decelerating earnings growth and accelerating inflation. For the first three months of 2005, the S&P 500 Index lost 2.1 percent. Inflationary pressures, as measured by both consumer prices and producer prices, steadily advanced over the period, and began to weigh on investor sentiment. This anxiety was exacerbated as oil prices began ramping upward again.

Among sectors, energy produced the strongest returns over the period, advancing over 22 percent. Although energy stocks faltered in the last months of 2004 as oil prices cooled, concerns about production capacity and speculation contributed to renewed strength in global oil prices during the first three months of 2005. As the Fed continued to raise rates, investors favored stable sectors that produce high yields. As such, in addition to energy, utilities outperformed over the period. Meanwhile, in part due to their interest-rate sensitivity, financials weakened.

PERFORMANCE ANALYSIS

The Morgan Stanley Fund of Funds -- Domestic Portfolio underperformed its benchmark index, the S&P 500 Index, for the six months ending March 31, 2005, assuming no deduction of applicable sales charges. Against its Lipper peers, the Fund had mixed results over the six month period. Class A Shares and Class D Shares outperformed the Lipper Flexible Portfolio Funds Index, however, Class B Shares and Class C Shares underperformed the Lipper Index.

The Fund invests in a broad selection of Morgan Stanley mutual funds. The portfolio manager can increase or decrease exposure to each of these funds and investment styles as the market environment warrants.

Throughout the period, the Fund maintained a strong underweight position in fixed income securities relative to its peer group. The Fund held less than 20 percent of the average fixed income allocation for Lipper Flexible Portfolio funds. In the fourth quarter of 2004, this fixed income underweight contributed to the Fund's relative outperformance by Class A and Class D as equities rallied. However, in the first quarter of 2005, as equities faltered and bonds posted a contra-trend rally, the Fund's performance suffered relative to its peer group.

As the Fed continued to raise rates through the period, the Fund decreased its exposure to interest rate sensitive stocks. In particular, the Fund reduced its allocation to both financial services and real estate. The financials sector was one of the weakest sectors during the period, and the decision to decrease exposure to interest rate sensitive stocks positively contributed to performance. Considerable allocations to health care and biotech, however, hindered Fund performance over the period. Negative news, competitive pricing, and failed drug approvals hampered the performance of both groups.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN THESE SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE FUNDS

Morgan Stanley S&P 500 Index Fund                                  14.7%
Morgan Stanley Equally-Weighted S&P 500 Fund                       11.0
Morgan Stanley Value Fund                                          10.4
Morgan Stanley Information Fund                                     8.9
Morgan Stanley Dividend Growth Securities Inc.                      8.8

DATA AS OF MARCH 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE FUNDS ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND OF FUNDS DOMESTIC PORTFOLIO NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF UNDERLYING MORGAN STANLEY FUNDS INTENDED TO GIVE THE PORTFOLIO BROAD EXPOSURE TO THE U.S. EQUITY AND FIXED-INCOME MARKETS. AT ANY TIME, THE PORTFOLIO'S INVESTMENT ADVISER, MORGAN STANLEY INVESTMENT ADVISORS INC., MAY ADD OR SUBSTITUTE UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST. IN DECIDING HOW TO ALLOCATE THE PORTFOLIO'S ASSETS AMONG THE SELECTED UNDERLYING FUNDS, THE INVESTMENT ADVISER CONSIDERS ITS OUTLOOK FOR THE U.S. ECONOMY AND FINANCIAL MARKETS AS WELL AS THE RELATIVE MARKET VALUATIONS OF THE TYPES OF SECURITIES HELD IN THE UNDERLYING FUNDS. THE PORTFOLIO NORMALLY EXPECTS TO INVEST BETWEEN 50 AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN EQUITY SECURITIES AND BETWEEN 0 AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN FIXED-INCOME SECURITIES. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE PORTFOLIO MUST INVEST IN ANY UNDERLYING FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2005

                  CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                 (SINCE 11/25/97)      (SINCE 11/25/97)      (SINCE 11/25/97)      (SINCE 11/25/97)
SYMBOL                      DOFAX                 DOFBX                 DOFCX                 DOFDX
---------------  ----------------      ----------------      ----------------      ----------------
1 YEAR                       6.78(3)               5.93(3)               5.98(3)               7.10(3)
                             1.18(4)               0.93(4)               4.98(4)                 --
5 YEARS                     (0.30)(3)             (1.06)(3)             (1.05)(3)             (0.06)(3)
                            (1.37)(4)             (1.42)(4)             (1.05)(4)                --
SINCE INCEPTION              4.39(3)               3.61(3)               3.68(3)               4.65(3)
                             3.63(4)               3.61(4)               3.68(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1)  THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX,
     THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING       ENDING       EXPENSES PAID
                                                 ACCOUNT VALUE  ACCOUNT VALUE  DURING PERIOD *
                                                 -------------  -------------  ---------------
                                                                                  10/01/04 -
                                                   10/01/04        03/31/05        03/31/05
                                                 -------------  -------------  ---------------
CLASS A
Actual (6.24% return)                             $  1,000.00    $  1,062.40      $    1.13
Hypothetical (5% annual return before expenses)   $  1,000.00    $  1,023.83      $    1.11

CLASS B
Actual (5.82% return)                             $  1,000.00    $  1,058.20      $    5.13
Hypothetical (5% annual return before expenses)   $  1,000.00    $  1,019.95      $    5.04

CLASS C
Actual (5.98% return)                             $  1,000.00    $  1,059.80      $    4.62
Hypothetical (5% annual return before expenses)   $  1,000.00    $  1,020.44      $    4.53

CLASS D
Actual (6.45% return)                             $  1,000.00    $  1,064.50      $    0.00
Hypothetical (5% annual return before expenses)   $  1,000.00    $  1,024.93      $    0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.22%, 1.00%, 0.90% AND 0.00%, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE EXPENSE RATIOS WOULD HAVE BEEN 0.94%, 1.72%, 1.62% AND 0.72%, RESPECTIVELY.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
             Common Stocks (99.5%)
    70,187   Morgan Stanley Aggressive Equity Fund*                         $     658,357
   120,595   Morgan Stanley Biotechnology Fund                                  1,671,443
    76,521   Morgan Stanley Capital Opportunities Trust*                        1,132,507
    24,914   Morgan Stanley Convertible Securities Trust                          396,377
   101,835   Morgan Stanley Developing Growth Securities Trust*                 2,281,109
    95,998   Morgan Stanley Dividend Growth Securities Inc.                     3,510,636
   118,991   Morgan Stanley Equally-Weighted S&P 500 Fund                       4,377,679
   177,958   Morgan Stanley Financial Services Trust                            2,482,507
    47,151   Morgan Stanley Global Advantage Fund*                                399,840
   143,422   Morgan Stanley Growth Fund*                                        1,764,094
    37,665   Morgan Stanley Health Sciences Trust                                 636,534
   108,540   Morgan Stanley Income Builder Fund                                 1,215,647
   367,472   Morgan Stanley Information Fund*                                   3,546,101
   103,110   Morgan Stanley Nasdaq-100 Index Fund*                                878,498
    41,870   Morgan Stanley Natural Resource Development Securities Inc.*         878,861
    69,819   Morgan Stanley Real Estate Fund                                    1,131,770
   456,752   Morgan Stanley S&P 500 Index Fund                                  5,882,966
    92,204   Morgan Stanley Special Growth Fund*                                1,607,110
    85,658   Morgan Stanley U. S. Government Securities Trust                     776,916
    27,820   Morgan Stanley Utilities Fund                                        379,461
   313,923   Morgan Stanley Value Fund                                          4,153,199
                                                                            -------------
             TOTAL COMMON STOCKS
              (COST $35,226,880)                                               39,761,612
                                                                            -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             SHORT-TERM INVESTMENT (0.7%)
             REPURCHASE AGREEMENT
$      267   Joint repurchase agreement account 2.845% due 04/01/05
              (dated 03/31/05; proceeds $267,021) (a)
              (COST $267,000)                                                     267,000
                                                                            -------------
             TOTAL INVESTMENTS
              (COST $35,493,880) (b)                       100.2%              40,028,612
             LIABILITIES IN EXCESS OF OTHER ASSETS          (0.2)                 (87,562)
                                                           -----            -------------
             NET ASSETS                                    100.0%           $  39,941,050
                                                           =====            =============

----------
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,047,785 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $513,053, RESULTING IN NET UNREALIZED APPRECIATION OF $4,534,732.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $35,493,880)          $   40,028,612
Cash                                                                    35,571
Receivable for shares of beneficial interest sold                       14,051
Receivable from affiliate                                                4,584
Prepaid expenses and other assets                                       13,015
                                                                --------------
    TOTAL ASSETS                                                    40,095,833
                                                                --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                               104,627
  Distribution fee                                                      32,778
Accrued expenses and other payables                                     17,378
                                                                --------------
    TOTAL LIABILITIES                                                  154,783
                                                                --------------
    NET ASSETS                                                  $   39,941,050
                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $   41,876,065
Net unrealized appreciation                                          4,534,732
Accumulated undistributed net investment income                        184,108
Accumulated net realized loss                                       (6,653,855)
                                                                --------------
    NET ASSETS                                                  $   39,941,050
                                                                ==============
CLASS A SHARES:
Net Assets                                                      $    2,146,762
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              208,438
    NET ASSET VALUE PER SHARE                                   $        10.30
                                                                ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)             $        10.87
                                                                ==============
CLASS B SHARES:
Net Assets                                                      $   32,784,309
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            3,251,759
    NET ASSET VALUE PER SHARE                                   $        10.08
                                                                ==============
CLASS C SHARES:
Net Assets                                                      $    4,296,337
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              425,027
    NET ASSET VALUE PER SHARE                                   $        10.11
                                                                ==============
CLASS D SHARES:
Net Assets                                                      $      713,642
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               68,838
    NET ASSET VALUE PER SHARE                                   $        10.37
                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                                       $      488,205
Interest                                                                 4,365
                                                                --------------
    TOTAL INCOME                                                       492,570
                                                                --------------
EXPENSES
Distribution fee (Class A shares)                                        2,250
Distribution fee (Class B shares)                                      167,815
Distribution fee (Class C shares)                                       19,466
Shareholder reports and notices                                         58,873
Transfer agent fees and expenses                                        32,065
Registration fees                                                       24,960
Professional fees                                                       22,296
Custodian fees                                                           1,673
Other                                                                    4,782
                                                                --------------
    TOTAL EXPENSES                                                     334,180
Less: amounts waived/reimbursed                                       (144,649)
                                                                --------------
    NET EXPENSES                                                       189,531
                                                                --------------
    NET INVESTMENT INCOME                                              303,039
                                                                --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                       77,172
Capital gain distributions received                                    623,497
                                                                --------------
    NET REALIZED GAIN                                                  700,669
Net change in unrealized appreciation                                1,272,978
                                                                --------------
    NET GAIN                                                         1,973,647
                                                                --------------
NET INCREASE                                                    $    2,276,686
                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX        FOR THE YEAR
                                                                             MONTHS ENDED          ENDED
                                                                            MARCH 31, 2005   SEPTEMBER 30, 2004
                                                                            --------------   ------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                        $    303,039       $         822
Net realized gain                                                                 700,669           1,902,121
Net change in unrealized appreciation                                           1,272,978           1,748,826
                                                                             ------------       -------------
    NET INCREASE                                                                2,276,686           3,651,769
                                                                             ------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                    (22,825)                 --
Class B shares                                                                    (87,702)                 --
Class C shares                                                                     (4,678)                 --
Class D shares                                                                     (4,548)                 --
                                                                             ------------       -------------
    TOTAL DIVIDENDS                                                              (119,753)                 --
                                                                             ------------       -------------

Net increase (decrease) from transactions in shares of beneficial interest     (1,078,546)          9,823,966
                                                                             ------------       -------------

    NET INCREASE                                                                1,078,387          13,475,735

NET ASSETS:
Beginning of period                                                            38,862,663          25,386,928
                                                                             ------------       -------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$184,108 AND $822, RESPECTIVELY)                                             $ 39,941,050       $  38,862,663
                                                                             ============       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Fund of Funds -- Domestic Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays no advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisors or Advisor of the Underlying Funds.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator.

The Investment Adviser agreed to assume all operating expenses (except for distribution fees) until April 30, 2006. At March 31, 2005, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,813,054 at March 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.90%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $27,109 and $869, respectively and received $14,392 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $1,767,798 and $2,048,184, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $1,300.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Fund had a net capital loss carryforward of $7,215,832 of which $114,408 will expire on September 30, 2009, $672,400 will expire on September 30, 2010 and $6,429,024 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE SIX                     FOR THE YEAR
                                              MONTHS ENDED                       ENDED
                                             MARCH 31, 2005                SEPTEMBER 30, 2004
                                      ------------------------------------------------------------
                                              (UNAUDITED)
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------    ------------    ------------    ------------
CLASS A SHARES
Sold                                        34,062    $    357,218         169,650    $  1,603,045
Reinvestment of dividends                    2,046          21,874              --              --
Redeemed                                   (21,196)       (216,857)        (79,710)       (761,520)
                                      ------------    ------------    ------------    ------------
Net increase -- Class A                     14,912         162,235          89,940         841,525
                                      ------------    ------------    ------------    ------------
CLASS B SHARES
Sold                                       336,929       3,404,143       1,660,602      15,444,499
Reinvestment of dividends                    7,564          79,269              --              --
Redeemed                                  (476,432)     (4,806,986)       (859,474)     (7,998,992)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class B        (131,939)     (1,323,574)        801,128       7,445,507
                                      ------------    ------------    ------------    ------------
CLASS C SHARES
Sold                                        51,638         523,716         279,197       2,567,087
Reinvestment of dividends                      395           4,148              --              --
Redeemed                                   (78,542)       (796,012)       (138,060)     (1,293,226)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class C         (26,509)       (268,148)        141,137       1,273,861
                                      ------------    ------------    ------------    ------------
CLASS D SHARES
Sold                                        38,178         393,356          49,710         482,507
Reinvestment of dividends                      399           4,293              --              --
Redeemed                                    (4,542)        (46,708)        (23,014)       (219,434)
                                      ------------    ------------    ------------    ------------
Net increase -- Class D                     34,035         350,941          26,696         263,073
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Fund           (109,501)   $ (1,078,546)      1,058,901    $  9,823,966
                                      ============    ============    ============    ============

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED SEPTEMBER 30,
                                             MONTHS ENDED        ----------------------------------------------------------------
                                            MARCH 31, 2005          2004         2003         2002          2001          2000
                                            --------------       ----------   ----------   ----------    ----------    ----------
                                             (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $         9.80       $     8.60   $     6.69   $     8.17    $    12.37    $    11.54
                                            --------------       ----------   ----------   ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income++                             0.12             0.06         0.01         0.05          0.11          0.38
  Net realized and unrealized gain (loss)             0.50             1.14         1.90        (1.45)        (3.21)         1.83
                                            --------------       ----------   ----------   ----------    ----------    ----------
Total income (loss) from investment
 operations                                           0.62             1.20         1.91        (1.40)        (3.10)         2.21
                                            --------------       ----------   ----------   ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                              (0.12)               -            -        (0.08)        (0.31)        (0.29)
  Net realized gain                                      -                -            -            -         (0.79)        (1.09)
                                            --------------       ----------   ----------   ----------    ----------    ----------
Total dividends and distributions                    (0.12)               -            -        (0.08)        (1.10)        (1.38)
                                            --------------       ----------   ----------   ----------    ----------    ----------

Net asset value, end of period              $        10.30       $     9.80   $     8.60   $     6.69    $     8.17    $    12.37
                                            ==============       ==========   ==========   ==========    ==========    ==========
TOTAL RETURN+                                         6.24%(3)        13.95%       28.55%      (17.44)%      (27.24)%       20.16%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                              0.22%(4)         0.24%        0.23%        0.24%         0.23%         0.24%
Net investment income                                 2.23%(4)         0.72%        0.16%        0.50%         0.91%         3.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $        2,147       $    1,896   $      890   $      846    $      976    $    1,493
Portfolio turnover rate                                  4%(3)           46%          87%         163%          177%          434%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE      NET INVESTMENT
                     PERIOD ENDED:         RATIO     INCOME (LOSS) RATIO
                   ------------------   -----------  --------------------
                   MARCH 31, 2005           0.94%           1.51%
                   SEPTEMBER 30, 2004       0.64%           0.32%
                   SEPTEMBER 30, 2003       0.67%          (0.28)%
                   SEPTEMBER 30, 2002       0.63%           0.11%
                   SEPTEMBER 30, 2001       0.57%           0.57%
                   SEPTEMBER 30, 2000       0.67%           2.92%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED       --------------------------------------------------------------
                                           MARCH 31, 2005         2004         2003         2002         2001         2000
                                           --------------      ----------   ----------   ----------   ----------   ----------
                                             (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.55      $     8.44   $     6.62   $     8.09   $    12.28   $    11.46
                                           --------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income (loss)++                     0.07            0.00        (0.05)       (0.02)        0.01         0.30
  Net realized and unrealized gain (loss)            0.49            1.11         1.87        (1.44)       (3.16)        1.81
                                           --------------      ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          0.56            1.11         1.82        (1.46)       (3.15)        2.11
                                           --------------      ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.03)              -            -        (0.01)       (0.25)       (0.20)
  Net realized gain                                     -               -            -            -        (0.79)       (1.09)
                                           --------------      ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.03)              -            -        (0.01)       (1.04)       (1.29)
                                           --------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $        10.08      $     9.55   $     8.44   $     6.62   $     8.09   $    12.28
                                           ==============      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN+                                        5.82%(3)       13.15%       27.49%      (18.05)%     (27.79)%      19.29%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                             1.00%(4)        1.00%        1.00%        1.00%        1.00%        1.00%
Net investment income (loss)                         1.45%(4)       (0.04)%      (0.61)%      (0.26)%       0.14%        2.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $       32,784      $   32,309   $   21,804   $   18,474   $   26,364   $   28,974
Portfolio turnover rate                                 4%(3)          46%          87%         163%         177%         434%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE      NET INVESTMENT
                     PERIOD ENDED:         RATIO     INCOME (LOSS) RATIO
                   ------------------   -----------  --------------------
                   MARCH 31, 2005           1.72%           0.73%
                   SEPTEMBER 30, 2004       1.40%          (0.44)%
                   SEPTEMBER 30, 2003       1.44%          (1.05)%
                   SEPTEMBER 30, 2002       1.39%          (0.65)%
                   SEPTEMBER 30, 2001       1.34%          (0.20)%
                   SEPTEMBER 30, 2000       1.43%           2.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED       --------------------------------------------------------------
                                           MARCH 31, 2005         2004         2003         2002         2001         2000
                                           --------------      ----------   ----------   ----------   ----------   ----------
                                             (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.55      $     8.45   $     6.63   $     8.08   $    12.29   $    11.52
                                           --------------      ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income (loss)++                     0.08            0.00        (0.05)       (0.02)        0.01         0.31
  Net realized and unrealized gain (loss)            0.49            1.10         1.87        (1.42)       (3.17)        1.80
                                           --------------      ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          0.57            1.10         1.82        (1.44)       (3.16)        2.11
                                           --------------      ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.01)              -            -        (0.01)       (0.26)       (0.25)
  Net realized gain                                     -               -            -            -        (0.79)       (1.09)
                                           --------------      ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.01)              -            -        (0.01)       (1.05)       (1.34)
                                           --------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $        10.11      $     9.55   $     8.45   $     6.63   $     8.08   $    12.29
                                           ==============      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN+                                        5.98%(3)       13.02%       27.45%      (18.00)%     (27.79)%      19.23%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                             0.90%(4)        1.00%        1.00%        1.00%        1.00%        1.00%
Net investment income (loss)                         1.55%(4)       (0.04)%      (0.61)%      (0.26)%       0.14%        2.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $        4,296      $    4,314   $    2,623   $    2,218   $    2,643   $    1,954
Portfolio turnover rate                                 4%(3)          46%          87%         163%         177%         434%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE      NET INVESTMENT
                     PERIOD ENDED:         RATIO     INCOME (LOSS) RATIO
                   ------------------   -----------  --------------------
                   MARCH 31, 2005           1.62%           0.83%
                   SEPTEMBER 30, 2004       1.40%          (0.44)%
                   SEPTEMBER 30, 2003       1.44%          (1.05)%
                   SEPTEMBER 30, 2002       1.39%          (0.65)%
                   SEPTEMBER 30, 2001       1.34%          (0.20)%
                   SEPTEMBER 30, 2000       1.43%           2.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED       ------------------------------------------------------------
                                           MARCH 31, 2005         2004        2003        2002         2001         2000
                                           --------------      ----------  ----------  ----------   ----------   ----------
                                             (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.87      $     8.64  $     6.71  $     8.19   $    12.39   $    11.56
                                           --------------      ----------  ----------  ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                            0.12            0.09        0.03        0.07         0.13         0.48
  Net realized and unrealized gain (loss)            0.52            1.14        1.90       (1.45)       (3.21)        1.75
                                           --------------      ----------  ----------  ----------   ----------   ----------
Total income (loss) from investment
 operations                                          0.64            1.23        1.93       (1.38)       (3.08)        2.23
                                           --------------      ----------  ----------  ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.14)              -           -       (0.10)       (0.33)       (0.31)
  Net realized gain                                     -               -           -           -        (0.79)       (1.09)
                                           --------------      ----------  ----------  ----------   ----------   ----------
Total dividends and distributions                   (0.14)              -           -       (0.10)       (1.12)       (1.40)
                                           --------------      ----------  ----------  ----------   ----------   ----------

Net asset value, end of period             $        10.37      $     9.87  $     8.64  $     6.71   $     8.19   $    12.39
                                           ==============      ==========  ==========  ==========   ==========   ==========
TOTAL RETURN+                                        6.45%(3)       14.24%      28.76%     (17.18)%     (27.07)%      20.39%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                                -%(4)           -%          -%          -%           -%           -%
Net investment income                                2.45%(4)        0.96%       0.39%       0.74%        1.14%        3.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $          714      $      344  $       70  $      100   $       93   $       37
Portfolio turnover rate                                 4%(3)          46%         87%        163%         177%         434%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE      NET INVESTMENT
                     PERIOD ENDED:         RATIO     INCOME (LOSS) RATIO
                   ------------------   -----------  --------------------
                   MARCH 31, 2005           0.72%           1.73%
                   SEPTEMBER 30, 2004       0.40%           0.56%
                   SEPTEMBER 30, 2003       0.44%          (0.05)%
                   SEPTEMBER 30, 2002       0.39%           0.35%
                   SEPTEMBER 30, 2001       0.34%           0.80%
                   SEPTEMBER 30, 2000       0.43%           3.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2005 Morgan Stanley

[MORGAN STANLEY LOGO]

36016RPT-RA05-00397P-Y03/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                FUND OF FUNDS --
                                                              DOMESTIC PORTFOLIO

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds - Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005